                                   SUPPLEMENT
                    TO THE PROSPECTUS, DATED AUGUST 3, 1997,
                       FOR THE SCHWAB ONESOURCE PORTFOLIOS
                                GROWTH ALLOCATION
                               BALANCED ALLOCATION
                                  INTERNATIONAL
                                  SMALL COMPANY

The following replaces the fifth and sixth paragraphs and the preceding table in the "Shareholder Guide" section of the prospectus:

Schwab accounts opened prior to January 15, 1998 require a $1,000 minimum investment and account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.

Schwab One(R) accounts opened prior to January 15, 1998 require a $5,000 minimum investment and account balance. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below this minimum, unless there have been at least two commissionable trades within the previous twelve months.

Effective January 15, 1998, Schwab accounts will not be available, and Schwab One(R) accounts will be available with a new minimum initial investment requirement of $2,500. Additionally, the account fees for existing Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.

TF5347 (1/15/98)

                                   SUPPLEMENT
             TO THE PROSPECTUS, DATED FEBRUARY 28, 1997, AS AMENDED
                               NOVEMBER 26, 1997
                     FOR THE SCHWAB ASSET DIRECTOR(R) FUNDS
                           ASSET DIRECTOR-HIGH GROWTH
                         ASSET DIRECTOR-BALANCED GROWTH
                       ASSET DIRECTOR-CONSERVATIVE GROWTH

The following replaces the sixth paragraph and the preceding table in the "Investing in Our Funds-How to Buy Shares" section of the prospectus:

MINIMUM FUND INVESTMENTS
INITIAL INVESTMENT                  $1,000
For custodial accounts and IRAs     $  500
ADDITIONAL SHARES                   $  100
MINIMUM BALANCE                     $  500
For custodial accounts and IRAs     $  250

Schwab accounts opened prior to January 15, 1998 require a $1,000 minimum investment and account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.

Schwab One(R) accounts opened prior to January 15, 1998 require a $5,000 minimum investment and account balance. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below this minimum, unless there have been at least two commissionable trades within the previous twelve months.

Effective January 15, 1998, Schwab accounts will not be available, and Schwab One(R) accounts will be available with a new minimum initial investment requirement of $2,500. Additionally, the account fees for existing Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.

TF5348 (1/15/98)

                                   SUPPLEMENT
                   TO THE PROSPECTUS, DATED FEBRUARY 28, 1997,
                        FOR THE SCHWAB ANALYTICS FUND(R)

The following replaces the sixth paragraph and the preceding table in the "Investing in Our Fund-How to Buy Shares" section of the prospectus:

MINIMUM FUND INVESTMENTS
INITIAL INVESTMENT                  $1,000
For custodial accounts and IRAs     $  500
ADDITIONAL SHARES                   $  100
MINIMUM BALANCE                     $  500
For custodial accounts and IRAs     $  250

Schwab accounts opened prior to January 15, 1998 require a $1,000 minimum investment and account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.

Schwab One(R) accounts opened prior to January 15, 1998 require a $5,000 minimum investment and account balance. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below this minimum, unless there have been at least two commissionable trades within the previous twelve months.

Effective January 15, 1998, Schwab accounts will not be available, and Schwab One(R) accounts will be available with a new minimum initial investment requirement of $2,500. Additionally, the account fees for existing Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.

TF5349 (1/15/98)